COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)									3 Months Ended		12 Months Ended
	Jan. 22, 2024	Nov. 01, 2023	Aug. 26, 2023	Jun. 22, 2023	Mar. 09, 2023	Jun. 07, 2022	May 04, 2022	Mar. 21, 2022	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 19, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Jun. 26, 2020
Loss Contingencies [Line Items]
Annual salary												$ 210,000
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold									$ 2,024,543	$ 434,578	$ 4,278,401	2,303,386
Stock Issued During Period, Value, New Issues											$ 489,002	1,005,249
Stock Issued During Period, Shares, Restricted Stock Award, Gross													1,615,000
Awards of shares of common stock											450,000
Initial public offering											500,000
Closing of acquisition with valuation					$ 545,625						$ 1,000,000
Accrued expenses									123,580		90,264	141,660
Due to related party									428,233		421,623	405,554
Safe-Pro USA [Member]
Loss Contingencies [Line Items]
Other Liabilities									1,622,540		1,622,540
Repayments of Assumed Debt									2,193,901		2,193,901
Performance obligation									571,361		571,361
Letters of Credit Outstanding, Amount									$ 571,361		571,361
Commission payable														$ 37,615
Due to related party														$ 428,233
Employment Agreement [Member]
Loss Contingencies [Line Items]
Annual salary		$ 360,000		$ 10,000
Initial payment period	$ 10,000
Second payment period				$ 750,000
Car allowance		1,000
Health insurance		$ 3,500
Wages and benefits											0	73,904
Accrued wages and other benefits											0	69,000
Accrued compensation											60,000
Accrued expenses											9,000
Employment Agreement [Member] | Mr Daniyel Erdberg [Member]
Loss Contingencies [Line Items]
Annual salary								$ 225,000
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold											$ 0	$ 105,000
Employment Agreement [Member] | Mr Christopher Todd [Member]
Loss Contingencies [Line Items]
Renewal terms								1 year
Annual salary								$ 225,000
Customer contract percentage											10.00%	15.00%	20.00%
[custom:PerformanceBonusPercentage-0]													15.00%
Accrued Bonuses											$ 0	$ 105,000
Salary and Wage, Officer, Excluding Cost of Good and Service Sold			$ 120,000
Stock Issued During Period, Value, New Issues			2,500,000
Revenues			5,000,000
Employment Agreement [Member] | Mr Pravin Borkar [Member]
Loss Contingencies [Line Items]
Renewal terms						1 year
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold						$ 225,000
Retirement and welfare benefits						1,500
Employment Agreement [Member] | Pravin Borkar [Member]
Loss Contingencies [Line Items]
Revenues			$ 5,000,000
Employment Agreement [Member] | Mr Anjali Borkar [Member]
Loss Contingencies [Line Items]
Annual salary						$ 225,000
Employment Agreement [Member] | Mr Theresa Carlise [Member]
Loss Contingencies [Line Items]
Renewal terms				1 year
Annual salary				$ 5,000
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold				15,000
Initial payment period				750,000
Second payment period				10,000
Labor and Related Expense				15,000
Car allowance				600
Health insurance				$ 1,500
Stock Issued During Period, Shares, Restricted Stock Award, Gross				30,000
Auto allowance				$ 600
Employment Agreement [Member] | Mr Daniyel Erdberg [Member]
Loss Contingencies [Line Items]
Renewal terms								1 year
Customer contract percentage															5.00%	10.00%	15.00%
Letter Agreement [Member]
Loss Contingencies [Line Items]
Annual fee							$ 48,000
Gross number of share options granted							50,000
Common stock cancelled							25,000
Common stock cancelled							50,000
Stock based compensation vested		125,000
Letter Agreement [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Product liability insurance																		$ 2,000,000